DEFERRED REVENUE - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED REVENUE
Deferred revenue, Current	$ 4,517	$ 4,501
Deferred revenue, Non-current	35,628	29,492
Total deferred revenue	40,145	33,993
CLJV Toll Milling-Ecora
DEFERRED REVENUE
Total deferred revenue	31,910	33,993	$ 34,958
Uranium Prepayment
DEFERRED REVENUE
Total deferred revenue	$ 8,235	$ 0